SUBSEQUENT EVENTS (Merger) (Details)	Jan. 07, 2015 USD ($) subsidiary shares	Jan. 29, 2015 subsidiary
Business Acquisition [Line Items]
Number of subsidiaries consummated the sale of their equity interests | subsidiary	2
New Page Holding Inc.
Business Acquisition [Line Items]
Liability incurred for the acquisition	$ 650,000,000
Shares of Verso common stock in exchange | shares	13,607,693
Debt assumed during the acquisition	$ 800,000,000
Term Loan [Member] | New Page Holding Inc.
Business Acquisition [Line Items]
Face amount	750,000,000
Debt assumed during the acquisition	734,000,000
ABL Facility [Member] | New Page Holding Inc.
Business Acquisition [Line Items]
Credit facility, borrowing capacity	350,000,000
Debt assumed during the acquisition	100,000,000
Subsequent Event [Member]
Business Acquisition [Line Items]
Number of subsidiaries consummated the sale of their equity interests | subsidiary		2
Subsequent Event [Member] | New Page Holding Inc.
Business Acquisition [Line Items]
Liability incurred for the acquisition	$ 650,000,000
Shares of Verso common stock in exchange | shares	13,607,693
Subsequent Event [Member] | Term Loan [Member] | New Page Holding Inc.
Business Acquisition [Line Items]
Face amount	$ 750,000,000
Debt assumed during the acquisition	734,000,000
Principal payment due in 2015	3,000,000
Subsequent Event [Member] | ABL Facility [Member] | New Page Holding Inc.
Business Acquisition [Line Items]
Credit facility, borrowing capacity	350,000,000
Debt assumed during the acquisition	$ 100,000,000